PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 33,684	$ 7,605
Government institutions	14,409	10,100
Other current assets	15,301	3,904
Prepaid expenses and other current assets	$ 63,394	$ 21,609